SHARE-BASED PAYMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF INFORMATION RELATED TO COMMON STOCK WARRANTS

A summary of information related to common stock warrants for the six months ended June 30, 2025 is as follows:

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2024	45,701	$580.12
Granted	36,788,155	0.42
Exercised	(3,182,375)	-
Forfeited	-	-
Outstanding - June 30, 2025	33,651,481	$1.25

Exercisable at December 31, 2024	45,701	$580.12
Exercisable at June 30, 2025	33,651,481	$1.25

A summary of information related to common stock warrants for the years ended December 31, 2024 and 2023 is as follows:

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2023	23,604	$1,270.00
Granted	42,652	145.87
Exercised	(20,555)	156.50
Forfeited	-	-
Outstanding - December 31, 2024	45,701	$580.12

Exercisable at December 31, 2023	23,604	$1,270.00
Exercisable at December 31, 2024	45,701	$580.12